Schedule of Investments (unaudited)	iShares® Exponential Technologies ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
Technology One Ltd.	1,589,340	$16,461,125
WiseTech Global Ltd.	360,350	21,229,133
		37,690,258
Austria — 0.4%
Verbund AG	171,656	13,113,000

Belgium — 0.8%
Argenx SE(a)	35,049	13,093,038
Melexis NV	170,473	14,245,751
		27,338,789
Canada — 3.1%
Ballard Power Systems Inc.(a)(b)	5,500,105	14,462,921
BlackBerry Ltd.(a)	4,071,418	11,386,307
Boralex Inc., Class A	703,545	14,120,472
Brookfield Renewable Corp., Class A	583,670	13,558,832
CGI Inc.(a)	156,562	15,863,751
Lithium Americas Argentina Corp.(a)(b)	3,007,777	15,425,058
Northland Power Inc.	956,301	14,594,766
		99,412,107
China — 6.0%
Baidu Inc.(a)	1,147,700	14,869,118
BYD Co. Ltd., Class A	587,400	17,605,273
China Longyuan Power Group Corp. Ltd., Class H	15,474,000	10,840,045
China Resources Power Holdings Co. Ltd.	8,384,000	20,849,793
Ganfeng Lithium Group Co. Ltd., Class A	2,724,982	13,188,918
Genscript Biotech Corp.(a)(b)	6,308,000	9,302,220
Innovent Biologics Inc.(a)(c)	3,122,500	15,115,911
Li Auto Inc.(a)	888,200	11,637,105
LONGi Green Energy Technology Co. Ltd., Class A	5,491,500	13,727,271
NIO Inc., Class A(a)(b)	2,137,190	10,097,223
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A	7,491,200	10,733,054
Tianqi Lithium Corp.(b)	3,118,400	12,008,412
Tianqi Lithium Corp., Class A	2,210,200	11,966,055
Tongwei Co. Ltd., Class A	4,909,100	14,646,517
XPeng Inc.(a)(b)	1,967,400	7,976,152
		194,563,067
Denmark — 0.9%
Orsted A/S(a)(c)	227,375	12,496,147
Vestas Wind Systems A/S(a)	577,338	15,471,869
		27,968,016
Finland — 0.6%
Nokia OYJ	5,265,305	19,141,234

France — 2.4%
Capgemini SE	78,421	16,482,605
Dassault Systemes SE	339,225	13,315,234
Sartorius Stedim Biotech	73,039	15,730,190
SOITEC(a)	94,194	9,210,521
STMicroelectronics NV	337,081	13,343,310
Worldline SA/France(a)(c)	938,620	9,735,834
		77,817,694
Germany — 2.5%
Infineon Technologies AG	403,034	13,986,504
Merck KGaA	105,491	16,762,695
QIAGEN NV, NVS	377,338	15,754,487
SAP SE	101,415	18,312,217
Siemens AG, Registered	93,219	17,463,041
		82,278,944
Security	Shares	Value

Hong Kong — 0.6%
ASMPT Ltd.	1,610,200	$20,011,052

India — 1.0%
Infosys Ltd.	913,560	15,425,019
Tata Consultancy Services Ltd.	373,734	17,057,254
		32,482,273
Israel — 0.6%
Nice Ltd.(a)	79,954	17,878,538

Italy — 0.8%
Infrastrutture Wireless Italiane SpA(c)	1,292,285	13,849,332
Nexi SpA(a)(c)	2,078,471	12,092,870
		25,942,202
Japan — 5.9%
Daifuku Co. Ltd.	869,500	17,810,668
Daiichi Sankyo Co. Ltd.	560,900	18,878,595
Denso Corp.	1,024,600	17,462,378
FANUC Corp.	662,600	19,625,737
Harmonic Drive Systems Inc.	574,700	14,353,001
Murata Manufacturing Co. Ltd.	820,600	14,994,133
Nabtesco Corp.	867,800	14,311,704
Taiyo Yuden Co. Ltd.	653,400	15,304,306
TDK Corp.	358,500	15,993,039
Tokyo Electron Ltd.	102,800	22,548,742
Yaskawa Electric Corp.	447,800	18,450,529
		189,732,832
Netherlands — 2.2%
Adyen NV(a)(c)	12,932	15,492,537
ASM International NV	33,147	20,850,752
ASML Holding NV	22,868	19,918,319
BE Semiconductor Industries NV	114,746	15,223,813
		71,485,421
Norway — 0.5%
Nordic Semiconductor ASA(a)	1,366,406	14,938,392

Portugal — 0.4%
EDP Renovaveis SA	998,143	13,664,755

South Korea — 1.6%
Samsung Electro-Mechanics Co. Ltd.	153,354	17,105,635
Samsung SDI Co. Ltd.	48,734	15,081,658
SK Hynix Inc.	170,308	21,016,960
		53,204,253
Spain — 1.2%
Amadeus IT Group SA	228,940	14,531,721
Cellnex Telecom SA(c)	409,722	13,543,236
Corp. ACCIONA Energias Renovables SA	611,964	12,427,337
		40,502,294
Sweden — 1.1%
Swedish Orphan Biovitrum AB(a)	666,590	17,262,966
Telefonaktiebolaget LM Ericsson, Class B	3,404,896	17,279,455
		34,542,421
Switzerland — 0.5%
Novartis AG, Registered	165,815	16,093,585

Taiwan — 3.1%
Advantech Co. Ltd.	1,445,000	16,807,398
MediaTek Inc.	550,000	16,583,143
Taiwan Semiconductor Manufacturing Co. Ltd.	894,000	21,405,716
United Microelectronics Corp.	10,332,000	15,874,316
Win Semiconductors Corp.	2,975,000	13,222,237

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Yageo Corp.	856,000	$16,327,769
		100,220,579
United Kingdom — 2.4%
AstraZeneca PLC	126,337	19,108,328
GSK PLC	883,101	18,321,618
Ocado Group PLC(a)	2,105,871	9,219,972
Sage Group PLC (The)	1,108,491	16,074,114
Wise PLC, Class A(a)	1,599,285	15,369,839
		78,093,871
United States — 59.0%
AbbVie Inc.	109,464	17,803,225
Accenture PLC, Class A	47,773	14,375,373
Advanced Micro Devices Inc.(a)	136,915	21,684,598
Akamai Technologies Inc.(a)	140,727	14,203,576
Albemarle Corp.	155,991	18,767,277
Alnylam Pharmaceuticals Inc.(a)(b)	91,558	13,179,774
Alphabet Inc., Class A(a)	123,024	20,025,847
Amazon.com Inc.(a)	111,269	19,472,075
Analog Devices Inc.	87,467	17,546,755
Ansys Inc.(a)	56,780	18,446,686
Applied Materials Inc.	110,610	21,972,677
Aptiv PLC(a)	239,066	16,973,686
Arcadium Lithium PLC, NVS(a)(b)	2,848,881	12,535,076
Arista Networks Inc.(a)	75,339	19,328,974
Atlassian Corp., NVS(a)	85,325	14,701,498
Autodesk Inc.(a)	72,990	15,535,922
Biogen Inc.(a)	69,738	14,981,117
BioMarin Pharmaceutical Inc.(a)	171,339	13,837,338
Blackbaud Inc.(a)	193,718	15,094,507
Box Inc., Class A(a)(b)	668,415	17,392,158
Bristol-Myers Squibb Co.	321,225	14,114,627
Broadcom Inc.	17,793	23,135,704
Cadence Design Systems Inc.(a)	62,047	17,102,015
Chart Industries Inc.(a)(b)	133,402	19,217,892
Cisco Systems Inc.	335,778	15,774,850
Cloudflare Inc., Class A(a)(b)	210,791	18,423,133
Cogent Communications Holdings Inc.(b)	240,330	15,424,379
Cognizant Technology Solutions Corp., Class A	229,832	15,095,366
Coinbase Global Inc., Class A(a)(b)	119,959	24,463,239
CRISPR Therapeutics AG(a)(b)	226,351	11,994,339
Crowdstrike Holdings Inc., Class A(a)	67,070	19,620,658
Crown Castle Inc.	152,999	14,348,246
Datadog Inc., Class A(a)	140,653	17,651,952
DocuSign Inc., Class A(a)	341,221	19,313,109
Dropbox Inc., Class A(a)	580,083	13,434,722
DuPont de Nemours Inc.	228,117	16,538,483
Dynatrace Inc.(a)	295,038	13,368,172
Elastic NV(a)	142,325	14,548,462
Eli Lilly & Co.	27,302	21,325,592
Enphase Energy Inc.(a)	150,072	16,321,831
FactSet Research Systems Inc.	36,112	15,054,732
First Solar Inc.(a)	110,282	19,442,717
Five9 Inc.(a)(b)	196,109	11,289,995
Fortinet Inc.(a)(b)	309,116	19,529,949
Gen Digital Inc.	733,859	14,779,920
Guardant Health Inc.(a)	633,357	11,400,426
Guidewire Software Inc.(a)	164,178	18,125,251
Hewlett Packard Enterprise Co.	1,008,987	17,152,779
Hubbell Inc., Class B	53,110	19,678,317
HubSpot Inc.(a)	32,297	19,535,486
Illumina Inc.(a)	140,924	17,340,698
Security	Shares	Value

United States (continued)
Incyte Corp.(a)	290,861	$15,139,315
Intel Corp.	387,648	11,811,635
Intellia Therapeutics Inc.(a)(b)	538,826	11,530,876
International Business Machines Corp.	99,969	16,614,848
Intuitive Surgical Inc.(a)	51,915	19,240,737
Ionis Pharmaceuticals Inc.(a)(b)	322,309	13,298,469
Jazz Pharmaceuticals PLC(a)	135,646	15,022,795
Keysight Technologies Inc.(a)	113,612	16,807,759
KLA Corp.	30,277	20,869,633
Lam Research Corp.	23,026	20,594,685
Manhattan Associates Inc.(a)	71,517	14,736,793
MarketAxess Holdings Inc.	61,846	12,374,766
Marvell Technology Inc.	317,721	20,940,991
Merck & Co. Inc.	151,617	19,591,949
Mettler-Toledo International Inc.(a)(b)	14,923	18,350,813
Microchip Technology Inc.	191,616	17,624,840
Micron Technology Inc.	218,866	24,723,103
Microsoft Corp.	43,351	16,877,845
Moderna Inc.(a)(b)	201,473	22,224,487
MongoDB Inc., Class A(a)(b)	41,516	15,160,813
Monolithic Power Systems Inc.	28,879	19,329,581
NextEra Energy Inc.	289,930	19,416,612
Nvidia Corp.	35,211	30,423,008
NXP Semiconductors NV	77,756	19,920,310
Okta Inc.(a)	217,938	20,263,875
ON Semiconductor Corp.(a)	219,531	15,402,295
Palantir Technologies Inc.(a)	940,650	20,666,081
Palo Alto Networks Inc.(a)	56,324	16,384,088
Plug Power Inc.(a)(b)	2,557,254	5,907,257
PTC Inc.(a)(b)	100,119	17,765,115
Qorvo Inc.(a)	164,326	19,199,850
Qualcomm Inc.	122,834	20,372,019
Qualys Inc.(a)(b)	86,273	14,141,007
Regeneron Pharmaceuticals Inc.(a)	19,076	16,990,230
Revvity Inc.	178,666	18,307,905
RingCentral Inc., Class A(a)(b)	518,138	15,347,248
Roper Technologies Inc.	30,121	15,405,687
Salesforce Inc.	64,496	17,345,554
SBA Communications Corp., Class A	71,300	13,270,356
Seagate Technology Holdings PLC	205,927	17,691,189
SEI Investments Co.	268,818	17,728,547
SentinelOne Inc., Class A(a)	694,063	14,665,551
ServiceNow Inc.(a)	23,279	16,140,029
Shoals Technologies Group Inc., Class A(a)(b)	1,199,425	10,135,141
Skyworks Solutions Inc.	158,348	16,878,313
Snowflake Inc., Class A(a)	87,400	13,564,480
SoFi Technologies Inc.(a)(b)	2,064,144	13,994,896
SolarEdge Technologies Inc.(a)	128,000	7,507,200
Sunrun Inc.(a)(b)	690,784	7,108,167
Synopsys Inc.(a)	30,308	16,081,122
Teradyne Inc.	175,654	20,432,073
Tesla Inc.(a)	67,229	12,321,731
Texas Instruments Inc.	102,683	18,115,335
Toast Inc.(a)(b)	1,068,223	25,242,109
Tradeweb Markets Inc., Class A	173,591	17,655,941
Twilio Inc., Class A(a)	237,198	14,203,416
Tyler Technologies Inc.(a)	39,833	18,384,921
Varonis Systems Inc., Class B(a)(b)	368,003	16,100,131
Veeva Systems Inc., Class A(a)	89,755	17,821,753
Waters Corp.(a)	55,350	17,105,364
Western Digital Corp.(a)	342,220	24,239,443

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	81,744	$14,136,807
		1,909,054,069
Total Common Stocks — 98.8%
(Cost: $2,815,093,879)		3,197,169,646

Preferred Stocks

Chile — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	328,708	15,013,640

Germany — 0.5%
Sartorius AG, Preference Shares, NVS	51,543	15,409,092

Total Preferred Stocks — 0.9%
(Cost: $38,120,041)		30,422,732

Total Long-Term Investments — 99.7%
(Cost: $2,853,213,920)		3,227,592,378

Short-Term Securities

Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(d)(e)(f)	180,751,317	180,805,542

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.28%(d)(e)	2,130,000	$2,130,000

Total Short-Term Securities — 5.7%
(Cost: $182,873,417)		182,935,542

Total Investments — 105.4%
(Cost: $3,036,087,337)		3,410,527,920

Liabilities in Excess of Other Assets — (5.4)%		(173,366,036)

Net Assets — 100.0%		$3,237,161,884

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,403,109	$—	$(43,600,811	)(a)	$10,634	$(7,390)	$180,805,542	180,751,317	$1,374,337	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,560,000	—	(3,430,000	)(a)	—	—	2,130,000	2,130,000	153,023		—
					$10,634	$(7,390)	$182,935,542		$1,527,360		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	19	06/21/24	$988	$(12,473)
MSCI Emerging Markets Index	14	06/21/24	729	(4,743)
S&P 500 E-Mini Index	26	06/21/24	6,587	(190,054)
				$(207,270)

Schedule of Investments (unaudited) (continued)	iShares® Exponential Technologies ETF
April 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,025,729,142	$1,171,440,504	$—	$3,197,169,646
Preferred Stocks	15,013,640	15,409,092	—	30,422,732
Short-Term Securities
Money Market Funds	182,935,542	—	—	182,935,542
	$2,223,678,324	$1,186,849,596	$—	$3,410,527,920
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(194,797)	$(12,473)	$—	$(207,270)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

S&P	Standard & Poor's

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